Friess Brandywine Fund
Schedule of Investments (Unaudited)
March 31, 2022

Shares		Cost	Value
COMMON STOCKS - 95.5%
COMMUNICATION SERVICES
	Entertainment - 1.7%
5,330	Endeavor Group Holdings, Inc. *	$158,969	$157,342
	Interactive Home Entertainment - 1.8%
1,291	Electronic Arts, Inc.	175,119	163,324
	Interactive Media & Services - 1.7%
58	Alphabet, Inc. *	149,274	161,318
Total Communication Services		483,362	481,984

CONSUMER DISCRETIONARY
	Apparel Retail - 1.9%
1,861	Boot Barn Holdings, Inc. *	158,108	176,404
	Automotive Retail - 1.7%
1,681	Penske Automotive Group, Inc.	144,357	157,543
	Diversified Consumer Services - 1.5%
9,095	Mister Car Wash, Inc. *	156,752	134,515
	Homebuilding - 0.9%
1,442	Hovnanian Enterprises, Inc., Class A *	139,558	85,222
	Hotels, Resorts & Cruise Lines - 4.2%
90	Booking Holdings, Inc. *	200,456	211,361
3,430	Hilton Grand Vacations, Inc. *	156,434	178,394
	Hotels, Restaurants & Leisure - 1.8%
953	Marriott International Inc/MD *	155,171	167,490
	Internet & Direct Marketing Retail - 2.5%
70	Amazon.com, Inc. *	240,637	228,196
	Leisure Products - 1.8%
2,836	YETI Holdings, Inc. *	203,170	170,103
	Specialty Retail - 1.8%
8,550	Petco Health & Wellness Co, Inc. *	163,280	167,324
	Specialty Stores - 2.1%
4,934	Academy Sports & Outdoors, Inc.	193,485	194,400
Total Consumer Discretionary		1,911,408	1,870,952

CONSUMER STAPLES
	Food Products - 1.6%
6,893	BRC, Inc. *	112,678	143,857
Total Consumer Staples		112,678	143,857

ENERGY
	Oil, Gas & Consumable Fuels - 4.2%
3,372	Civitas Resources, Inc.	181,304	201,342
7,483	CVR Energy, Inc.	161,814	191,116
Total Energy		343,118	392,458

FINANCIALS
	Real Estate Investment Trust - 2.0%
738	AvalonBay Communities, Inc.	179,356	183,297
Total Financials		179,356	183,297

HEALTH CARE
	Health Care Equipment & Supplies - 2.4%
2,938	Hologic, Inc. *	215,594	225,697
	Health Care Facilities - 2.4%
2,552	Tenet Healthcare Corp. *	193,119	219,370
	Health Care Providers & Services - 1.8%
321	UnitedHealth Group, Inc.	148,558	163,700
	Life Sciences Tools & Services - 3.8%
4,890	Avantor, Inc. *	178,842	165,380
314	Thermo Fisher Scientific, Inc.	176,085	185,464
Total Health Care		912,198	959,611

INDUSTRIALS
	Air Freight & Logistics - 2.9%
3,475	Hub Group, Inc., Class A *	248,269	268,305
	Construction & Engineering - 3.4%
1,713	MasTec, Inc. *	157,996	149,202
4,273	WillScot Mobile Mini Holdings Corp. *	156,474	167,203
	Diversified Support Services - 1.5%
5,118	Driven Brands Holdings, Inc. *	148,387	134,501
	Electrical Equipment - 2.4%
1,111	Enphase Energy, Inc. *	161,340	224,177
	Machinery - 3.9%
1,833	EnPro Industries, Inc.	197,313	179,139
14,867	Hillman Solutions Corp. *	156,694	176,620
	Marine - 1.8%
2,335	Kirby Corp. *	147,230	168,564
	Trading Companies & Distributors - 3.9%
1,079	Herc Holdings, Inc.	179,838	180,290
4,609	Textainer Group Holdings Ltd.	167,745	175,465
Total Industrials		1,721,286	1,823,466

INFORMATION TECHNOLOGY
	Application Software - 3.1%
196	Adobe, Inc. *	109,586	89,302
2,878	The Trade Desk, Inc., Class A *	220,352	199,301
	Communications Equipment - 3.3%
3,543	Calix, Inc. *	159,830	152,030
2,545	Ciena Corp. *	156,938	154,304
	Electronic Equipment, Instruments & Components - 1.8%
1,027	Keysight Technologies, Inc. *	163,824	162,235
	Electronic Manufacturing Services - 2.3%
2,003	Fabrinet *	229,295	210,576
	IT Services - 1.7%
607	Globant SA *	156,023	159,077
	Semiconductors - 6.0%
1,474	Advanced Micro Devices, Inc. *	147,924	161,167
3,172	Marvell Technology, Inc.	197,295	227,464
6,587	SMART Global Holdings, Inc. *	191,958	170,142
	Semiconductor Equipment - 3.9%
6,801	ACM Research, Inc., Class A *	185,859	140,713
2,931	Axcelis Technologies, Inc. *	183,622	221,378
	Technology Hardware, Storage & Peripherals - 4.2%
4,840	PURE STORAGE, Inc. *	159,000	170,900
8,574	Stratasys Ltd. *	202,394	217,694
Total Information Technology		2,463,900	2,436,283

MATERIALS
	Chemicals - 1.8%
5,157	Valvoline, Inc.	164,790	162,755
	Metals & Mining - 4.0%
4,835	Lithium Americas Corp. *	164,731	186,099
4,535	Teck Resources Ltd.	161,175	183,169
Total Materials		490,696	532,023

Total Common Stocks		8,618,002	8,823,931

SHORT-TERM INVESTMENT - 6.9%
Money Market Deposit Account - 6.9%
638,365	U.S. Bank N.A., 0.01% ^	638,365	638,365
Total Money Market Deposit Account		638,365	638,365

Total Short-Term Investment		$638,365	638,365

Total Investments - 102.4%		$9,256,367	9,462,296
Other Assets and Liabilities, Net - (2.4)%			(221,197)
TOTAL NET ASSETS - 100.0%			$9,241,099

*	Non Income Producing.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,823,931	$-	$-	$8,823,931
Short-Term Investment	638,365	-	-	638,365
Total Investments in Securities	$9,462,296	$-	$-	$9,462,296

Refer to the Schedule of Investments for further information on the classification of investments.